Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income	$ 942,101	¥ 6,477,417	¥ 10,849,137	¥ 11,792,863
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	303,033	2,083,501	801,804	327,515
Fair value change of equity security investments and other financial instruments	36,095	248,169
Investment impairment	23,228	159,703	58,537	278,906
Share-based compensation cost	367,922	2,529,650	2,004,263	990,131
Allowance for doubtful accounts	7,411	50,954	60,826	9,952
Loss/(Gain) on disposal of property, equipment and software	(201)	(1,385)	5,072	1,276
Unrealized exchange (gains)/losses	5,735	39,427	437,868	(166,638)
Gain on disposal of long-term investments, business and subsidiaries	(31,029)	(213,339)	(9,595)	(234,050)
Deferred income taxes	(10,166)	(69,899)	(438,043)	66,676
Net equity share of losses from equity method investees	14,297	98,301	12,232	85,813
Fair value changes of short-term investments	(67,428)	(463,600)	(389,793)	(304,605)
Changes in operating assets and liabilities:
Accounts receivable	(103,401)	(710,932)	565,228	(1,646,885)
Inventories	66,476	457,053	(3,896,799)	(760,365)
Prepayments and other current assets	(105,114)	(722,711)	(116,240)	(1,063,997)
Accounts payable	(12,391)	(85,195)	1,100,787	604,089
Salary and welfare payables	117,286	806,401	700,479	570,466
Taxes payable	100,886	693,639	(155,904)	986,390
Deferred revenue	262,465	1,804,579	(1,291,890)	2,879,489
Accrued liabilities and other payables	34,055	234,144	1,591,269	1,071,240
Net cash provided by operating activities	1,951,260	13,415,877	11,889,238	15,488,266
Cash flows from investing activities:
Purchase of property, equipment and software	(367,704)	(2,528,149)	(1,842,933)	(1,135,533)
Proceeds from sale of property, equipment and software	973	6,691	4,425	2,064
Purchase of intangible assets and licensed copyrights of music content	(196,336)	(1,349,905)	(674,803)	(4,434)
Purchase of land use right	(437,489)	(3,007,959)	(6,488)	(60)
Net change of short-term investments with terms of three months or less	(170,508)	(1,172,326)	(895,298)	(3,704,332)
Purchase of short-term investments	(1,952,294)	(13,423,000)	(12,491,000)	(12,439,000)
Proceeds from maturities of short-term investments	1,905,531	13,101,476	15,615,544	9,879,319
Investment in equity method investees	(39,626)	(272,451)	(235,769)	(364,486)
Acquisitions of other equity investments	(400,123)	(2,751,040)	(900,712)	(181,117)
Proceeds from disposal of investment in equity method investees and other equity investments			350,418	249,569
Placement/rollover of time deposits	(6,043,695)	(41,553,428)	(33,984,148)	(20,367,430)
Proceeds from maturity of time deposits	5,806,781	39,924,525	22,429,597	16,377,449
Change in other long-term assets	(79,114)	(543,949)	(224,103)	(173,402)
Net cash used in investing activities	(1,973,604)	(13,569,515)	(12,855,270)	(11,861,393)
Cash flows from financing activities:
Net proceeds from short-term loan with terms of three months or less	900,896	6,194,113	3,095,465	1,494,756
Proceeds of short-term loan	4,982	34,256	9,505
Repayment of short-term loan	(2,728)	(18,761)
Dividends paid to shareholders	(209,468)	(1,440,194)	(3,257,607)	(2,546,165)
Repurchase of redeemable noncontrolling interests	(113,446)	(780,000)
Proceeds from issuance of redeemable noncontrolling interest shareholders, net of issuance cost	770,006	5,294,174	600,000
Repurchase of noncontrolling interest	(28,362)	(195,000)
Capital injection from noncontrolling interest shareholders	2,256	15,510	311,500	4
Repurchase of shares	(1,093,256)	(7,516,679)	(2,061,591)	(1,199,102)
Net cash (used in)/provided by financing activities	230,880	1,587,419	(1,302,728)	(2,250,507)
Effect of exchange rate changes on cash held in foreign currencies	11,855	81,511	(12,766)	132,285
Net increase/(decrease) in cash, cash equivalents and restricted cash	220,391	1,515,292	(2,281,526)	1,508,651
Cash, cash equivalents and restricted cash, beginning of the year	1,264,089	8,691,246	10,972,772	9,464,121
Cash, cash equivalents and restricted cash, end of the year	1,484,480	10,206,538	8,691,246	10,972,772
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	291,856	2,006,657	2,712,875	1,097,178
Cash paid for interest expenses	43,889	301,761	84,708	31,171
Supplemental schedule of non-cash investing and financing activities:
Fixed asset purchases financed by accounts payable	$ 59,519	¥ 409,222	¥ 293,194	¥ 260,277